Exceptional items and remeasurements - Narrative (Details) £ in Millions, $ in Millions				1 Months Ended	12 Months Ended			29 Months Ended	36 Months Ended
	Nov. 28, 2025 GBP (£)	May 29, 2025 GBP (£)	May 29, 2025 USD ($)	Nov. 30, 2021 GBP (£)	Mar. 31, 2026 GBP (£)	Mar. 31, 2025 GBP (£)	Mar. 31, 2024 GBP (£)	Mar. 31, 2024 GBP (£)	Mar. 31, 2024 GBP (£)	Oct. 01, 2024 GBP (£)
Disclosure Of Exceptional Items [Line Items]
Cash outflow for transaction and separation costs							£ 33
Weighted average duration of cash flows						10 years
Assets (liabilities)					£ 39,330	£ 37,826
Impairment					0	£ 303
Transformation programe, period						4 years
Cash outflows relating to restructuring activities, operating activities							53
Cost efficiency programme, annual savings, target				£ 400
Cost efficiency programme, period				3 years
Cash inflows relating to insurance recovery							£ 92
Total for all joint ventures
Disclosure Of Exceptional Items [Line Items]
Impairment					£ 0	£ 303
UK Electricity System Operator
Disclosure Of Exceptional Items [Line Items]
Consideration paid (received)						(673)
Net gain on the sale of the ESO						187
Assets and liabilities classified as held for sale | National Grid Renewables
Disclosure Of Exceptional Items [Line Items]
Gain/(loss) on disposal		£ (91)
Consideration paid (received)		(1,531)	$ (2,061)
Assets (liabilities)		£ 1,540
Assets and liabilities classified as held for sale | Grain LNG
Disclosure Of Exceptional Items [Line Items]
Gain/(loss) on disposal	£ 489
Consideration paid (received)	(1,375)
Assets (liabilities)	£ 868
Assets and liabilities classified as held for sale | UK Electricity System Operator
Disclosure Of Exceptional Items [Line Items]
Assets (liabilities)						486
Provisions						£ 498				£ 347
Other environment related provision
Disclosure Of Exceptional Items [Line Items]
Real discount rate (in percent)						2.00%	1.50%
Other environment related provision | US
Disclosure Of Exceptional Items [Line Items]
Real discount rate (in percent)					2.00%	2.00%
Weighted average duration of cash flows					9 years
Exceptional items
Disclosure Of Exceptional Items [Line Items]
Transaction, separation and integration costs					£ 17	£ 65	£ 44		£ 340
Cash outflow for transaction and separation costs					44	6
Changes in environmental provisions					0	146	(496)
Expense of restructuring activities					0	74	0
Cost efficiency programme					0	0	65	£ 142
IFA fire					0	0	92
Exceptional items | Major Transformation Programme
Disclosure Of Exceptional Items [Line Items]
Expense of restructuring activities						74
Cash outflows relating to restructuring activities, operating activities						62
Exceptional items | National Grid Renewables
Disclosure Of Exceptional Items [Line Items]
Gain/(loss) on disposal					(96)	0	0
Exceptional items | Grain LNG
Disclosure Of Exceptional Items [Line Items]
Gain/(loss) on disposal					489	0	0
Exceptional items | UK Electricity System Operator
Disclosure Of Exceptional Items [Line Items]
Net gain on the sale of the ESO					0	187	0
Exceptional items | Assets and liabilities classified as held for sale | National Grid Renewables
Disclosure Of Exceptional Items [Line Items]
Gain/(loss) on disposal					(96)
Exceptional items | Assets and liabilities classified as held for sale | Grain LNG
Disclosure Of Exceptional Items [Line Items]
Gain/(loss) on disposal					£ 489
Exceptional items | Other environment related provision
Disclosure Of Exceptional Items [Line Items]
Changes in environmental provisions						(64)
Exceptional items | Other environment related provision | US
Disclosure Of Exceptional Items [Line Items]
Changes in environmental provisions						82
Exceptional items | National Grid Renewables
Disclosure Of Exceptional Items [Line Items]
Transaction, separation and integration costs						26
Impairment						31
Exceptional items | Grain LNG
Disclosure Of Exceptional Items [Line Items]
Transaction, separation and integration costs						£ 8
Exceptional items | The Narragansett Electric Company
Disclosure Of Exceptional Items [Line Items]
Transaction, separation and integration costs							11
Exceptional items | UK Gas Transmission business
Disclosure Of Exceptional Items [Line Items]
Transaction, separation and integration costs							6
Exceptional items | National Grid Electricity Distribution
Disclosure Of Exceptional Items [Line Items]
Transaction, separation and integration costs							£ 27